Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment and Related Depreciation Expenses

Property and equipment and related depreciation expense were as follows:

	December 31,
($ in millions)	2016	2015
Land	$71	$—
Buildings and leasehold improvements	185	54
Furniture and equipment	44	32
Construction-in-progress	12	9

	312	95
Accumulated depreciation	(56)	(44)

	$256	$51